Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Intangible Assets Amortized on Straight-Line Basis (Details)	Dec. 31, 2025
Trade names & brands
Indefinite-lived Intangible Assets [Line Items]
Estimated Useful Life	3 years
Patient database
Indefinite-lived Intangible Assets [Line Items]
Estimated Useful Life	7 years
Technology assets
Indefinite-lived Intangible Assets [Line Items]
Estimated Useful Life	5 years
Minimum | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Estimated Useful Life	8 years
Minimum | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Estimated Useful Life	3 years
Maximum | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Estimated Useful Life	23 years
Maximum | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Estimated Useful Life	5 years